FAIR VALUE (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of July 31, 2021 and October 31, 2020 (in thousands):

July 31, 2021	Level 1	Level 2	Level 3	Total
Common stock warrant liability, warrants exercisable at $0.30 through September 2024	-	-	$24	$24
Common stock warrant liability, warrants exercisable at $0.70 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)	-	-	$4,061	$4,061
Total	-	-	$4,085	$4,085

October 31, 2020	Level 1	Level 2	Level 3	Total
Common stock warrant liability, warrants exercisable at $0.372 through September 2024	-	-	$17	$17

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of October 31, 2020 and October 31, 2019:

October 31, 2020	Level 1	Level 2	Level 3	Total
Common stock warrant liability, warrants exercisable at $0.372 through September 2024	-	-	$17	$17

October 31, 2019	Level 1	Level 2	Level 3	Total
Common stock warrant liability, warrants exercisable at $0.372 through September 2024	-	-	$19	$19

SCHEDULE OF CHANGES IN FAIR VALUE OF WARRANT LIABILITIES

The following table sets forth a summary of the changes in the fair value of the Company’s warrant liabilities (in thousands):

For the Nine Months Ended July 31, 2021
Beginning balance	$17
Warrants issued	5,882
Warrant exercises	-
Change in fair value	(1,814)
Ending Balance	$4,085

The following table sets forth a summary of the changes in the fair value of the Company’s warrant liabilities:

	Year Ended October 31,
	2020	2019
Beginning balance	$19	$6,517
Shares issued in settlement of warrants	-	(3,856)
Warrant exercises	(2)	(53)
Change in fair value	-	(2,589)
Ending Balance	$17	$19